Vessels (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Property, Plant and Equipment [Abstract]
July 1 to December 31, 2020	$ 9,862
2021	19,694
2022	19,661
2023	10,656
2024	10,656
Minimum net lease payments	70,529
Less: present value discount	(8,639)
Total Obligations under operating lease (current and non-current portion)	$ 61,890